Derivatives and Hedge Accounting Activities (Selected Information Related to Gains (Losses) on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (302)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(73)
Commodity | Electricity
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(55)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (55)
Maximum Term	12 months
Commodity | Other Energy Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (4)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (4)
Maximum Term	15 months
Commodity | Natural Gas
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (2)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (3)
Maximum Term	34 months
Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (246)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (10)
Maximum Term	384 months
Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 5
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	102 months
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (23)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(8)
Dominion Energy Gas Holdings, LLC | Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(25)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (3)
Maximum Term	324 months
Dominion Energy Gas Holdings, LLC | Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 6
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	102 months
Dominion Energy Gas Holdings, LLC | NGLs
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (4)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (4)
Maximum Term	15 months
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (12)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Virginia Electric and Power Company | Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(12)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	384 months